Intangible Assets - Schedule of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Net carrying, Beginning	$ 96,967	$ 1,946	$ 1,957
Exchange realignment	(113)	591	(11)
Recognized upon acquisition		4,808
Amortization during the year	(857)	(726)
Disposal of subsidiaries	(2,966)	(1,946)
Net carrying, Ending	118,423	96,967	1,946
Lofficiel [Member]
Finite-Lived Intangible Assets [Line Items]
Recognized upon acquisition		92,294
The Art Newspaper SA [Member]
Finite-Lived Intangible Assets [Line Items]
Recognized upon acquisition	25,392
Archived Images [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying, Beginning	500
Exchange realignment	(1)	3
Net carrying, Ending	499	500
Archived Images [Member] | Lofficiel [Member]
Finite-Lived Intangible Assets [Line Items]
Recognized upon acquisition		497
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying, Beginning	3,925
Exchange realignment	(5)	6
Recognized upon acquisition		4,632
Amortization during the year	(848)	(713)
Disposal of subsidiaries	(2,966)
Net carrying, Ending	106	3,925
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying, Beginning	92,542
Exchange realignment	(107)	582
Recognized upon acquisition		176
Amortization during the year	(9)	(13)
Net carrying, Ending	117,818	92,542
Trade Names [Member] | Lofficiel [Member]
Finite-Lived Intangible Assets [Line Items]
Recognized upon acquisition		91,797
Trade Names [Member] | The Art Newspaper SA [Member]
Finite-Lived Intangible Assets [Line Items]
Recognized upon acquisition	$ 25,392
Securities Trading Licenses and Trading Right [Member]
Finite-Lived Intangible Assets [Line Items]
Net carrying, Beginning		1,946	1,957
Exchange realignment			(11)
Disposal of subsidiaries		$ (1,946)
Net carrying, Ending			$ 1,946